Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
Note 10:	Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss), included in stockholders’ equity, are as follows:

	2017	2016

Net unrealized loss on securities available-for-sale	$(965,524)	$(1,782,264)

Tax effect	206,784	605,970

Net-of-tax amount	$(758,740)	$(1,176,294)